Taxes - Schedule of Unrecognized Tax Benefit (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Unrecognized Tax Benefit [Abstract]
Balance at July 1	$ 3,880,945	$ 2,780,674	$ 2,442,085
Increase	1,215,792	1,072,205	518,179
Decrease	(708,484)	(15,103)	(172,682)
Foreign currency translation adjustment	216,010	43,169	(6,908)
Balance at June 30	$ 4,604,263	$ 3,880,945	$ 2,780,674